INVESTMENTS IN CDO SERVICING RIGHTS (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Restated
Acquisition of servicing rights			$ 2,268
Amortization of Servicing Rights	300	300
Servicing Asset	$ 1,400